Segment Reporting (Reconciliation from Segment Adjusted EBITDA to Net Earnings/(Loss) from Continuing Operations) (Detail) - USD ($) $ in Millions		3 Months Ended															6 Months Ended		12 Months Ended
	Jul. 02, 2012	Dec. 31, 2015	Jun. 30, 2015	[1]	Mar. 31, 2015	[1],[2],[3]	Dec. 31, 2014		Sep. 30, 2014 [1]	Jun. 30, 2014	[4],[5]	Mar. 31, 2014	[4],[6]	Dec. 31, 2013	[4],[7],[8]	Sep. 30, 2013 [4]	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013
Segment Reporting [Abstract]
Total Segment Adjusted EBITDA		$ 218.9					$ 189.7										$ 434.3	$ 372.7	$ 782.6		$ 660.3		$ 560.5
Interest expense		(51.2)					(53.4)										(105.0)	(100.3)	(214.0)		(203.5)		(202.5)
Depreciation and amortization expense		(113.7)	$ (113.2)		$ (100.1)		(96.9)	[1]	$ (96.0)	$ (91.3)		$ (84.2)		$ (81.7)		$ (81.0)	(230.8)	(192.9)	(406.2)	[1]	(338.2)	[4]	(324.5)
Transaction costs		(3.3)					(1.3)										(3.3)	(4.6)	(5.9)		(4.5)		(14.2)
Stock-based compensation		(42.9)					6.0										(89.0)	(117.1)	(200.7)		(253.7)		(105.8)
Loss on extinguishment of debt	$ (65.0)		(8.5)	[9]	(54.9)	[9]	(30.9)	[1],[9]						(1.9)	[10]			(30.9)	(94.3)	[1],[9]	(1.9)	[4],[10]	(77.3)
Unrealized foreign currency gain/(loss)		(7.1)					(13.3)										(17.8)	(27.9)	(24.4)		4.7		0.1
Non-cash loss on investments		(0.4)					(0.5)										(0.6)	(0.5)	(0.9)
Loss before income taxes		$ 0.3	$ 9.8		$ (72.1)		$ (0.6)	[1]	$ (100.9)	$ (59.5)		$ (31.5)		$ (27.6)		$ (18.2)	$ (12.2)	$ (101.5)	$ (163.8)	[1]	$ (136.8)	[4]	$ (163.7)

[1]	The Company realized an increase in revenue and operating expenses beginning July 1, 2014 as a result of the acquisition of AtlantaNap and Neo.
[2]	The Company realized an increase in revenue and operating expenses beginning February 23, 2015 as a result of the acquisition of Latisys.
[3]	The Company realized an increase in revenue and operating expenses beginning January 1, 2015 as a result of the acquisition of IdeaTek.
[4]	The Company realized an increase in revenue and operating expenses beginning August?1, 2013 as a result of the acquisition of Corelink.
[5]	The Company realized an increase in revenue and operating expenses beginning May?16, 2014 as a result of the acquisition of Geo.
[6]	The Company realized an increase in revenue and operating expenses beginning March?4, 2014 as a result of the acquisition of CoreXchange.
[7]	The Company realized an increase in revenue and operating expenses beginning October?1, 2013 as a result of the acquisition of Access.
[8]	The Company realized an increase in revenue and operating expenses beginning October?2, 2013 as a result of the acquisition of Fiberlink.
[9]	The Company completed debt refinancing transactions during the second, third and fourth quarters of Fiscal 2015, resulting in a loss on debt extinguishment for those respective periods. See Note 8? Long-Term Debt.
[10]	The Company completed a debt refinancing transaction during the second quarter of Fiscal 2014, resulting in a loss on debt extinguishment for that period. See Note 8? Long-Term Debt.